Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Cash flows from operating activities
Net loss	$ (1,698,022)	$ (2,197,749)	$ (20,146)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	2,214	2,865	3,993
Operating lease expenses	15,593	20,182	20,976
Working capital loan interest	7,178	9,290	28,409	[1]
Share-based compensation	309,048	400,001
Changes in operating assets and liabilities
Deferred cost	(239,474)	(309,951)	225,490
Contract assets			79,703
Trade and other receivables	400,422	518,266	165,804
Amount due from shareholders	3,786	4,900
Amount due from related parties			11,772
Contract liabilities	693,289	897,324	(279,907)
Trade and other payables	(129,727)	(167,906)	262,530
Lease liabilities	(16,689)	(21,601)	(20,803)
Income tax payable	46	59	(17)
Net cash generated from/ (used in) operating activities	(652,336)	(844,320)	477,804
Cash flow from investing activities:
Acquisition of property, plant and equipment			(2,502)
Net cash used in investing activities			(2,502)
Cash flows from financing activities:
Dividend paid to equity holders
Amount due to shareholders			(11,261)
Repayment of working capital loans	(32,703)	(42,328)	(129,135)
Proceeds from working capital loans
Proceeds from the issuance of ordinary shares, net of issuance costs
Deferred offering costs			(254,130)
Net cash (used in)/ generated from financing activities	(32,703)	(42,328)	(394,526)
Effects of changes in foreign exchange of cash	45,135	58,418	19,264
Net (decrease)/ increase in cash and cash equivalents	(639,904)	(828,230)	100,040
Cash and cash equivalents at beginning of financial year	5,694,459	7,370,340	1,205,951
Cash and cash equivalents at June 30,	5,054,555	6,542,110	1,305,991
Supplemental cash flow information
Income taxes paid	(1,932)	(2,501)
Withholding taxes paid	(32,903)	(42,587)	(54,441)
Cash paid for interest	(7,178)	(9,290)	(28,409)
Capital contribution subscription receivable from shareholder			$ 4,900

[1]	Comparative amounts totalling S$318,061 have been reclassified from general and administrative expenses to cost of revenue for consistency in the classification of expenses. The reclassification resulted in a corresponding decrease in gross profit and had no effect on net loss.